Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
PAY VERSUS PERFORMANCE TABLE
The following table sets forth compensation information of our CEO (the “PEO”) and other NEOs (the
“Non-PEO
NEOs”), on an average basis, along with total shareholder return, net income, and ROIC performance results for our fiscal years 2025, 2024, 2023, 2022, and 2021. For additional information regarding the Company’s pay-for-performance
philosophy and compensation objectives, including emphasizing multiple performance factors tied to stockholder value creation over short- and long-term time horizons, refer to the Compensation Discussion and Analysis (“CD&A”).

Fiscal Year	Summary Compensation Table (SCT) Total For PEO (1) ($)	Compensation Actually Paid (CAP) to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Company Selected Measure: Adjusted ROIC (4)
					Total Shareholder Return (TSR) (3) ($)	Peer Group TSR (3) ($)

2025	23,886,978	10,686,678	6,557,045	4,485,883	131.07	214.08	1,078,000,000	6.3%

2024	21,569,894	(13,224,711)	6,292,328	2,346,088	110.83	178.19	1,800,000,000	8.3%

2023	24,414,668	(271,382)	5,497,139	2,081,427	152.93	136.08	3,483,000,000	12.2%

2022	24,749,178	65,662,660	5,891,112	14,567,967	192.14	102.37	4,340,000,000	13.6%

2021	23,508,841	60,063,855	6,078,204	15,161,710	137.31	129.36	2,709,000,000	10.0%

(1)
For each of 2025, 2024, 2023, 2022, and 2021 our PEO was Juan Luciano. For 2021, the
Non-PEO
NEOs were Ray Young, Vincent Macciocchi, Gregory Morris, and Joseph Taets. For 2022, the
Non-PEO
NEOs included the same NEOs as in 2021, as well as Vikram Luthar and Christopher Cuddy. For 2023, the
Non-PEO
NEOs were Vikram Luthar, Regina Jones, Gregory Morris, Christopher Cuddy and Vincent Macciocchi. For 2024, the
Non-PEO
NEOs were Monish Patolawala, Ismael Roig, Greg Morris, Christopher Cuddy, Ian Pinner and Vikram Luthar. For 2025, the
Non-PEO
NEOs were Monish Patolawala, Greg Morris, Christopher Cuddy, and Ian Pinner.

(2)
The dollar amounts reported represent the Compensation Actually Paid (“CAP”) to Mr. Luciano and the
Non-PEO
NEOs in accordance with, and using the adjustments set forth in, Item 402(v) of Regulation
S-K.
The following adjustments related to pension plans and equity awards were made to their total compensation each year as reported in the SCT to determine the CAP:

Reconciliation of PEO Summary Compensation Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid or Accrued on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2025	23,886,978	(17,700,055)	2,918,444	1,646,739	(114,406)	48,978	10,686,678

2024	21,569,894	(17,700,074)	(18,189,770)	1,084,138	(37,857)	48,958	(13,224,711)

2023	24,414,668	(17,919,686)	(7,597,412)	902,498	(117,551)	46,100	(271,382)

2022	24,749,178	(17,727,259)	57,902,844	689,008	—	48,889	65,662,660

2021	23,508,841	(15,939,571)	51,787,958	718,567	(59,843)	47,903	60,063,855

Reconciliation of Non-PEO NEOs Summary Compensation Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid or Accrued on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2025	6,557,045	(4,131,293)	1,764,290	402,335	(129,446)	22,952	4,485,883

2024	6,292,328	(4,758,392)	625,835	170,347	(2,473)	18,443	2,346,088

2023	5,497,139	(3,746,208)	288,332	132,976	(107,675)	16,864	2,081,427

2022	5,891,112	(3,657,711)	12,165,647	143,963	—	24,956	14,567,967

2021	6,078,204	(3,533,337)	12,401,366	184,138	(14,810)	46,149	15,161,710

(3)
Our peer group for the calculation of TSR is the S&P 100, which is the industry index used to show our performance in our CD&A. TSR, in the case of both the Company and our peer group, reflects the cumulative return on $100 as if invested on December 31, 2020, including reinvestment of any dividends, and is rounded to the nearest tenth.

(4)
Our Company selected measure, which we believe represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs for 2025 to company performance, is Adjusted ROIC. Adjusted ROIC is one of the metrics under the 2025 PSUs. PSUs make up for over 40% of our NEOs annual target total compensation for 2025. Adjusted ROIC (return on invested capital, adjusted to exclude the impact of certain items) is a non-GAAP
financial measure. Annex A to this proxy statement provides a more detailed definition of this term, a reconciliation to the most directly comparable GAAP financial measure, and related disclosures about the use of this non-GAAP
financial measure.

In order to calculate CAP, the following amounts were excluded from or added to the SCT total compensation:

Reconciliation of the Pension and Equity Award Adjustments for the PEO’s Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Pension & Equity amounts reported in SCT ($)	Pension value attributable to covered years’ service and any change in pension value attributable to plan amendments made in covered year ($)	Dividends paid or accrued on unvested shares and stock options ($)	Change in fair value related to equity awards a,b ($)	CAP ($)

2025	23,886,978	(17,814,461)	48,978	1,646,739	2,918,444	10,686,678

2024	21,569,894	(17,737,931)	48,958	1,084,138	(18,189,770)	(13,224,711)

2023	24,414,668	(18,037,237)	46,100	902,498	(7,597,412)	(271,382)

2022	24,749,178	(17,727,259)	48,889	689,008	57,902,844	65,662,660

2021	23,508,841	(15,999,414)	47,903	718,567	51,787,958	60,063,855

Reconciliation of the Pension and Equity Award Adjustments for the Average of Non-PEO NEOs’ Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Pension & Equity amounts reported in SCT ($)	Pension value attributable to covered years’ service and any change in pension value attributable to plan amendments made in covered year ($)	Dividends paid or accrued on unvested shares and stock options ($)	Change in fair value related to equity awards a,b ($)	CAP ($)

2025	6,557,045	(4,260,738)	22,952	402,335	1,764,290	4,485,883

2024	6,292,328	(4,760,865)	18,443	170,347	625,835	2,346,088

2023	5,497,139	(3,853,883)	16,864	132,976	288,332	2,081,427

2022	5,891,112	(3,657,711)	24,956	143,963	12,165,647	14,567,967

2021	6,078,204	(3,548,148)	46,149	184,138	12,401,366	15,161,710

(a)	With respect to performance-based equity awards, change in fair value is based on the probable outcome of the related performance metrics.

(b)	The amounts deducted or added are as follows to determine the equity award adjustments for year-over-year change in fair value:
PEO

Fiscal Year	Fair Value at Covered Year- End of Equity Awards Granted in Covered Year	Change in Fair Value at End of Covered Year from End of Prior Year of Awards Granted in Prior Years that are Unvested at End of Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value at End of the Prior Year of Prior Year Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid or Accrued on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	12,131,837	(6,220,602)	—	(2,992,791)	—	—	2,918,444

2024	9,133,097	(22,628,216)	—	(4,694,651)	—	—	(18,189,770)

2023	23,167,914	(25,124,590)	—	(5,640,736)	—	—	(7,597,412)

2022	29,050,156	24,982,970	—	3,869,718	—	—	57,902,844

2021	29,297,900	19,489,626	—	3,000,433	—	—	51,787,958

Average
Non-PEO
NEOs

Fiscal Year	Fair Value at Covered Year- End of Equity Awards Granted in Covered Year	Change in Fair Value at End of Covered Year from End of Prior Year of Awards Granted in Prior Years that are Unvested at End of Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value at End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid or Accrued on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	2,831,641	(2,147,980)	—	1,080,628	—	—	1,764,290

2024	3,060,568	(2,161,287)	—	(273,446)	—	—	625,835

2023	4,605,203	(3,418,100)	—	(898,772)	—	—	288,332

2022	6,009,503	5,340,024	—	816,121	—	—	12,165,647

2021	6,494,489	5,193,596	—	713,281	—	—	12,401,366

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote	For each of 2025, 2024, 2023, 2022, and 2021 our PEO was Juan Luciano. For 2021, the
Non-PEO
NEOs were Ray Young, Vincent Macciocchi, Gregory Morris, and Joseph Taets. For 2022, the
Non-PEO
NEOs included the same NEOs as in 2021, as well as Vikram Luthar and Christopher Cuddy. For 2023, the
Non-PEO
NEOs were Vikram Luthar, Regina Jones, Gregory Morris, Christopher Cuddy and Vincent Macciocchi. For 2024, the
Non-PEO
NEOs were Monish Patolawala, Ismael Roig, Greg Morris, Christopher Cuddy, Ian Pinner and Vikram Luthar. For 2025, the
Non-PEO
	NEOs were Monish Patolawala, Greg Morris, Christopher Cuddy, and Ian Pinner.
Peer Group Issuers, Footnote	Our peer group for the calculation of TSR is the S&P 100, which is the industry index used to show our performance in our CD&A. TSR, in the case of both the Company and our peer group, reflects the cumulative return on $100 as if invested on December 31, 2020, including reinvestment of any dividends, and is rounded to the nearest tenth.
PEO Total Compensation Amount	$ 23,886,978	$ 21,569,894	$ 24,414,668	$ 24,749,178	$ 23,508,841
PEO Actually Paid Compensation Amount	$ 10,686,678	(13,224,711)	(271,382)	65,662,660	60,063,855
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the Compensation Actually Paid (“CAP”) to Mr. Luciano and the
Non-PEO
NEOs in accordance with, and using the adjustments set forth in, Item 402(v) of Regulation
S-K.
The following adjustments related to pension plans and equity awards were made to their total compensation each year as reported in the SCT to determine the CAP:

Reconciliation of PEO Summary Compensation Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid or Accrued on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2025	23,886,978	(17,700,055)	2,918,444	1,646,739	(114,406)	48,978	10,686,678

2024	21,569,894	(17,700,074)	(18,189,770)	1,084,138	(37,857)	48,958	(13,224,711)

2023	24,414,668	(17,919,686)	(7,597,412)	902,498	(117,551)	46,100	(271,382)

2022	24,749,178	(17,727,259)	57,902,844	689,008	—	48,889	65,662,660

2021	23,508,841	(15,939,571)	51,787,958	718,567	(59,843)	47,903	60,063,855

Reconciliation of the Pension and Equity Award Adjustments for the PEO’s Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Pension & Equity amounts reported in SCT ($)	Pension value attributable to covered years’ service and any change in pension value attributable to plan amendments made in covered year ($)	Dividends paid or accrued on unvested shares and stock options ($)	Change in fair value related to equity awards a,b ($)	CAP ($)

2025	23,886,978	(17,814,461)	48,978	1,646,739	2,918,444	10,686,678

2024	21,569,894	(17,737,931)	48,958	1,084,138	(18,189,770)	(13,224,711)

2023	24,414,668	(18,037,237)	46,100	902,498	(7,597,412)	(271,382)

2022	24,749,178	(17,727,259)	48,889	689,008	57,902,844	65,662,660

2021	23,508,841	(15,999,414)	47,903	718,567	51,787,958	60,063,855

PEO

Fiscal Year	Fair Value at Covered Year- End of Equity Awards Granted in Covered Year	Change in Fair Value at End of Covered Year from End of Prior Year of Awards Granted in Prior Years that are Unvested at End of Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value at End of the Prior Year of Prior Year Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid or Accrued on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	12,131,837	(6,220,602)	—	(2,992,791)	—	—	2,918,444

2024	9,133,097	(22,628,216)	—	(4,694,651)	—	—	(18,189,770)

2023	23,167,914	(25,124,590)	—	(5,640,736)	—	—	(7,597,412)

2022	29,050,156	24,982,970	—	3,869,718	—	—	57,902,844

2021	29,297,900	19,489,626	—	3,000,433	—	—	51,787,958

Non-PEO NEO Average Total Compensation Amount	$ 6,557,045	6,292,328	5,497,139	5,891,112	6,078,204
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,485,883	2,346,088	2,081,427	14,567,967	15,161,710
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation
of
Non-PEO
NEOs
Summary
Compensation
Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid or Accrued on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2025	6,557,045	(4,131,293)	1,764,290	402,335	(129,446)	22,952	4,485,883

2024	6,292,328	(4,758,392)	625,835	170,347	(2,473)	18,443	2,346,088

2023	5,497,139	(3,746,208)	288,332	132,976	(107,675)	16,864	2,081,427

2022	5,891,112	(3,657,711)	12,165,647	143,963	—	24,956	14,567,967

2021	6,078,204	(3,533,337)	12,401,366	184,138	(14,810)	46,149	15,161,710
Reconciliation of the Pension and Equity Award Adjustments for the Average of Non-PEO NEOs’ Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Pension & Equity amounts reported in SCT ($)	Pension value attributable to covered years’ service and any change in pension value attributable to plan amendments made in covered year ($)	Dividends paid or accrued on unvested shares and stock options ($)	Change in fair value related to equity awards a,b ($)	CAP ($)

2025	6,557,045	(4,260,738)	22,952	402,335	1,764,290	4,485,883

2024	6,292,328	(4,760,865)	18,443	170,347	625,835	2,346,088

2023	5,497,139	(3,853,883)	16,864	132,976	288,332	2,081,427

2022	5,891,112	(3,657,711)	24,956	143,963	12,165,647	14,567,967

2021	6,078,204	(3,548,148)	46,149	184,138	12,401,366	15,161,710
Average
Non-PEO
NEOs

Fiscal Year	Fair Value at Covered Year- End of Equity Awards Granted in Covered Year	Change in Fair Value at End of Covered Year from End of Prior Year of Awards Granted in Prior Years that are Unvested at End of Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value at End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid or Accrued on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	2,831,641	(2,147,980)	—	1,080,628	—	—	1,764,290

2024	3,060,568	(2,161,287)	—	(273,446)	—	—	625,835

2023	4,605,203	(3,418,100)	—	(898,772)	—	—	288,332

2022	6,009,503	5,340,024	—	816,121	—	—	12,165,647

2021	6,494,489	5,193,596	—	713,281	—	—	12,401,366

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Company TSR and Peer Group TSR*

*	TSR valuations are based upon a fixed value initial investment of $100 as of December 31, 2020 for determination of both peer group and Company TSR from 2021 through 2025.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Adjusted ROIC*

*	Adjusted ROIC is a non-GAAP financial measure. See Annex A to this proxy statement for a reconciliation to the most directly comparable GAAP financial measure.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid versus Company TSR and Peer Group TSR*

*	TSR valuations are based upon a fixed value initial investment of $100 as of December 31, 2020 for determination of both peer group and Company TSR from 2021 through 2025.

Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
The three financial performance measures listed below represent the most important measures used to link compensation actually paid to the NEOs for 2025 to Company performance, as further described in the CD&A.

•	Adjusted ROIC

•	Adjusted earnings before interest, taxes, depreciation and amortization (EBITDA)

•	Adjusted earnings per share (EPS)

Total Shareholder Return Amount	$ 131.07	110.83	152.93	192.14	137.31
Peer Group Total Shareholder Return Amount	214.08	178.19	136.08	102.37	129.36
Net Income (Loss)	$ 1,078,000,000	$ 1,800,000,000	$ 3,483,000,000	$ 4,340,000,000	$ 2,709,000,000
Company Selected Measure Amount	0.063	0.083	0.122	0.136	0.10
PEO Name	Juan Luciano
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROIC
Non-GAAP Measure Description	Adjusted ROIC (return on invested capital, adjusted to exclude the impact of certain items) is a non-GAAP
financial measure. Annex A to this proxy statement provides a more detailed definition of this term, a reconciliation to the most directly comparable GAAP financial measure, and related disclosures about the use of this non-GAAP
	financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted earnings before interest, taxes, depreciation and amortization (EBITDA)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted earnings per share (EPS)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,918,444	$ (18,189,770)	$ (7,597,412)	$ 57,902,844	$ 51,787,958
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,131,837	9,133,097	23,167,914	29,050,156	29,297,900
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,220,602)	(22,628,216)	(25,124,590)	24,982,970	19,489,626
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,992,791)	(4,694,651)	(5,640,736)	3,869,718	3,000,433
PEO | Pension and Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,814,461)	(17,737,931)	(18,037,237)	(17,727,259)	(15,999,414)
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,700,055)	(17,700,074)	(17,919,686)	(17,727,259)	(15,939,571)
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,406)	(37,857)	(117,551)		(59,843)
PEO | Pension Value Attributable To Current Years Service [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,978	48,958	46,100	48,889	47,903
PEO | Dividends Paid or Accrued on Unvested Shares and Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,646,739	1,084,138	902,498	689,008	718,567
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,764,290	625,835	288,332	12,165,647	12,401,366
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,831,641	3,060,568	4,605,203	6,009,503	6,494,489
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,147,980)	(2,161,287)	(3,418,100)	5,340,024	5,193,596
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,080,628	(273,446)	(898,772)	816,121	713,281
Non-PEO NEO | Pension and Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,260,738)	(4,760,865)	(3,853,883)	(3,657,711)	(3,548,148)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,131,293)	(4,758,392)	(3,746,208)	(3,657,711)	(3,533,337)
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,446)	(2,473)	(107,675)		(14,810)
Non-PEO NEO | Pension Value Attributable To Current Years Service [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,952	18,443	16,864	24,956	46,149
Non-PEO NEO | Dividends Paid or Accrued on Unvested Shares and Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 402,335	$ 170,347	$ 132,976	$ 143,963	$ 184,138